Stockholders' Deficit (Details) $ in Thousands			3 Months Ended		9 Months Ended
	Sep. 21, 2022 USD ($) shares	Sep. 15, 2022 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Sep. 22, 2022 shares	Jun. 30, 2022 shares
Stockholders' Deficit (Details) [Line Items]
Common stock shares authorized	180,000,000		180,000,000		180,000,000		180,000,000	180,000,000
Preferred stock shares authorized	1,500,000		1,500,000		1,500,000		1,500,000	1,500,000
Voting rights | Vote	1
Proceeds from the issuance of common stock (in Dollars) | $					$ 1,100
Number of shares warrants can be converted to							18,415,453
Other Financing and Financial Instrument (Costs) Income, Net (in Dollars) | $					(1,768)
Silver rock [Member]
Stockholders' Deficit (Details) [Line Items]
Issuance of common stock (in shares)	322,868
Shares held by investor	400,000
Termination fee (in Dollars) | $	$ 1,600
Expenses agreed to pay (in Dollars) | $	$ 500
Number of shares warrants can be converted to	500,000
Other Financing and Financial Instrument (Costs) Income, Net (in Dollars) | $	$ 800
Investor [Member]
Stockholders' Deficit (Details) [Line Items]
Proceeds from the issuance of common stock (in Dollars) | $		$ 1,000			$ 1,000
Issuance of common stock (in shares)		133,333			133,133